Subsequent Events - Additional Information (Details) - Subsequent Events $ / shares in Units, $ in Millions	Mar. 11, 2026 USD ($) shares $ / shares
Subsequent Event [Line Items]
Debt instrument, payment frequency	semi-annually
Debt instrument, percentage	1.50%
First Note
Subsequent Event [Line Items]
Debt initial maturity	364 days
Debt extend term	5 years
Internal rate of return	4.00%
Second Note
Subsequent Event [Line Items]
Conversion price	$ 4.63
Rmb-denominated convertible senior notes
Subsequent Event [Line Items]
Principal amount | $	$ 120
Class A Ordinary Shares
Subsequent Event [Line Items]
Exercise price	$ 0.5
Number of equity instruments | shares	1
Class A Ordinary Shares | Second Note
Subsequent Event [Line Items]
Number of equity instruments | shares	20
American Depositary Shares
Subsequent Event [Line Items]
Exercise price	$ 10